SHARE-BASED COMPENSATION (Tables)	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Summary of Share-Based Compensation Expense
The expenses of the share-based compensation are recognized on the financial statements of the Manager and are summarized in the following table:

FOR THE PERIODS ENDED JUNE 30, (MILLIONS)	Three Months Ended	Six Months Ended
	2023	2023

Expense arising from equity classified share-based payment transactions	$9	$18
Expense arising from liability classified share-based payment transactions	5	30

	$14	$48

The expenses of the share-based compensation are recognized on the financial statements of the Manager and are summarized in the following table:

FOR THE PERIOD JULY 4, 2022 TO DECEMBER 31, 2022 (MILLIONS)
Expenses arising from equity classified share-based awards	$5
Recovery arising from liability classified share-based awards	(45)

$(40)

Summary of Change in Options
The change in the number of options during the period ended December 31, 2022 was as follows:

	Brookfield Asset Management Ltd. 1		Brookfield Corporation 2

	Number of Options (000’s)	Weighted- Average Exercise Price	Number of Options (000’s)	Weighted- Average Exercise Price
Outstanding as at July 4, 2022	—	$—	—	$—
Transferred	—	—	13,972	23.77
Granted	3,663	22.39	899	46.62
Exercised	(24)	12.18	(309)	13.90
Cancelled	—	—	(9)	46.62

Outstanding as at December 31, 2022	3,639	$22.45	14,553	$25.38

1 - Represents the continuity of the Manager options relating to only those employees of the Manager based on the Manager’s weighted average exercise price which differs from that of the Corporation.
2 - Represents the continuity of the Corporation’s options relating to only those employees of the Manager based on the Corporation’s weighted average exercise price which differs from that of the Manager.

The change in the number of ES shares during the period ended December 31, 2022 was as follows:

	Brookfield Asset Management Ltd. 1		Brookfield Corporation 2

	Number of Options (000’s)	Weighted- Average Exercise Price	Number of Options (000’s)	Weighted- Average Exercise Price
Outstanding as at July 4, 2022	—	$—	—	$—
Transferred	—	—	5	42.62
Granted	5,452	29.64	16,319	34.84

Exercised	—	—	—	—

Outstanding as at December 31, 2022	5,452	$29.64	16,324	$34.84

1 - Represents the continuity of the Manager ES relating to only those employees of the Manager based on the Manager’s weighted average exercise price which differs from that of the Corporation.
2 - Represents the continuity of the Corporation ES relating to only those employees of the Manager. based on the Corporation’s weighted average exercise price which differs from that of the Manager.

Summary of Option Valuation Assumptions
The weighted-average fair value of the Manager MSOP granted for the year ended December 31, 2022 was $3.50, and was determined using the Black-Scholes valuation model, with inputs to the model as follows:

FOR THE PERIOD JULY 4, 2022 TO DECEMBER 31, 2022	Unit
Weighted-average share price	US$	$22.39
Average term to exercise	Years	7.4
Share price volatility 1%		22.2
Liquidity discount	%	25.0
Weighted-average annual dividend yield	%	1.8
Risk-free rate	%	2.1
1 - Share price volatility was determined based on historical share prices over a similar period to the average term to exercise.
The weighted-average fair value of the Corporation MSOP granted for the year ended December 31, 2022 was $8.82, and was determined using the Black-Scholes valuation model, with inputs to the model as follows:

FOR THE PERIOD JULY 4, 2022 TO DECEMBER 31, 2022	Unit
Weighted-average share price	US$	$46.62
Average term to exercise	Years	7.5
Share price volatility 1%		24.8
Liquidity discount	%	25.0
Weighted-average annual dividend yield	%	1.4
Risk-free rate	%	1.9
1 - Share price volatility was determined based on implied volatilities consistent with Brookfield Corporation’s historical share prices over a similar period to the average term to exercise.
The weighted-average fair value of the Manager escrowed shares granted for the period ended December 31, 2022 was $3.83, and was determined using the Black-Scholes model of valuation with inputs to the model as follows:

FOR THE PERIOD JULY 4, 2022 TO DECEMBER 31, 2022 (MILLIONS)	Unit
Weighted-average share price	US$	$29.64
Average term to exercise	Years	6.87
Share price volatility 1%		28.9
Liquidity discount	%	25.0
Weighted-average annual dividend yield	%	5.3
Risk-free rate	%	3.7
1 - Share price volatility was determined based on implied volatilities consistent with the Corporation’s historical share prices over a similar period to the average term to exercise.
The weighted-average fair value of the Corporation escrowed shares granted for the period ended December 31, 2022 was $7.50, and was determined using the Black-Scholes valuation model, with inputs to the model as follows:

FOR THE PERIOD JULY 4, 2022 TO DECEMBER 31, 2022 (MILLIONS)	Unit
Weighted-average share price	US$	$34.84
Average term to exercise	Years	7.1
Share price volatility 1%		27.0
Liquidity discount	%	25.0
Weighted-average annual dividend yield	%	1.0
Risk-free rate	%	4.0
1 - Share price volatility was determined based on historical share prices over a similar period to the average term to exercise.

Summary of Change in Deferred Share Units and Restricted Share Units
The change in the number of the Corporation DSUs and RSUs outstanding to employees of the Manager for the period ended December 31, 2022 was as follows:

	Brookfield Corporation
	DSUs		RSUs
	Number of Units Tracking to BAM Ltd. share price (000’s)	Number of Units Tracking to BN share price (000’s)	Number of Units (000’s)	Weighted- Average Exercise Price

Outstanding as at July 4, 2022	—	—	—	$—
Transferred	—	6,011	5,488	6.11
Granted and reinvested	1,207	56	—	—
Exercised and cancelled	—	—	—	—

Outstanding as at December 31, 2022	1,207	6,067	5,488	$6.11